Investments in Joint Ventures - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) l T MWs JointVenture Distribution Airport Fuel_Center
Disclosure of joint ventures [line items]
Number of joint ventures | JointVenture	2
Ownership interest percentage in joint venture	50.00%
Credit facility unused | $	$ 350,000
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	50.00%
Number of distribution terminals | Distribution	67
Number of airport terminals | Airport	64
Raizen Combustiveis S A [member] | Bottom of range [member]
Disclosure of joint ventures [line items]
Number of fuel service station | Fuel_Center	6,027
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	50.00%
Volume of ethanol | l	2,000,000,000
Sugar volume | T	4,200,000
Capacity of electricity | MWs	940